Income Taxes - Schedule of Major Components of Deferred Income Tax (Recovery) Expense from Continuing Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Origination and reversal of timing differences	$ (44.9)	$ (45.7)
Unrecognized tax losses and temporary differences	0.3	2.6
Change of tax rates	4.2	0.3
Recovery arising from previously unrecognized tax assets	(5.2)	(0.4)
Deferred income tax recovery	$ (45.6)	$ (43.2)